Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of interest rate

Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(20,126,749)

Schedule of foreign currency

Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(1,771,384)

Schedule of maturity profile financial liabilities

	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000

As of December 31, 2024

Loans and borrowings	97,843,519	52,934,291	230,012,557	380,790,367
Trade and other payables	96,532,902	—	—	96,532,902
	194,376,421	52,934,291	230,012,557	477,323,269

As of December 31, 2023

Loans and borrowings	3,795,849	105,573,518	620,540,613	729,909,980
Trade and other payables	108,453,851	—	—	108,453,851
	112,249,700	105,573,518	620,540,613	838,363,831